2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.a) Basis of preparation and declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (IASB) and includes all of the relevant information of the financial statements, and only this information, which correspond to those used by the Company’s management in its activities.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and also requires management to exercise its judgment in the process of applying the Company’s accounting policies.

Information on uncertainties related to assumptions and estimates, which have a significant risk of resulting in a material adjustment to the accounting balances of assets and liabilities in the year, are included in the following notes:

• Note 5 - Recognition of the provision for expected losses (impairment) of accounts receivable from customers;

• Note 14 - Deferred income and social contribution taxes: availability of future taxable income against which deductible temporary differences and tax losses can be used;

• Note 10.a - Goodwill impairment test;

• Note 12 - Derivative financial instruments and hedge accounting (“Hedge accounting”).

• Note 16 - Provision for tax, social security, labor, civil, environmental and judicial deposits: main assumptions about the probability and magnitude of resource outflows;

• Note 26 - Retirement benefit;

The financial statements are presented in thousands of Brazilian reais (R$). Depending on the applicable IFRS standard, the measurement criteria used in preparing the financial statements considers the historical cost, net realizable value, fair value or recoverable amount. When the IFRS allows us an option between acquisition cost and other measurement criteria, the acquisition cost was the criteria used.

The consolidated financial statements were approved by the Board of Directors on March 4, 2020.

2.b) Basis of presentation

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2019 and 2018 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

		Equity interests (%)
Companies	Number of shares held by CSN (in units)	12/31/2019	12/31/2018	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Islands XI Corp.	50,000	100.00	100.00	Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)		100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios Nacional S.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	42,551,519	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	445,921,292	99.99	99.99	Manufacture of packages and distribution of steel products
CSN Gestão de Recursos Financeiros Ltda. (1)			99.99	Management of funds and securities portfolio
CSN Mineração S.A.	158,419,480	87.52	87.52	Mining and Equity interests
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	486,592,830	92.38	91.69	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
Aceros México CSN (2)			0.08	Commercial representation, steel sales and related activities
CSN Inova Ltd.		100.00	100.00	Advisory and implementation of new development projects
CSN Equipamentos S.A (3)	999	99.99		Rental of commercial and industrial machinery and equipment
CBSI - Companhia Brasileira de Serviços de Infraestrutura (4)	3,752,292	100.00		Provision of services

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and packages in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (*)		100.00	100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Asia limited (5)			100.00	Commercial representation
CSN Mining Holding, S.L		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		87.52	87.52	Commercial representation
Aceros México CSN (2)			99.92	Commercial representation, steel sales and related activities
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		87.52	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (6)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
CBSI - Companhia Brasileira de Serviços de Infraestrutura			50.00	Provision of services
Transnordestina Logística S.A. (7)	24,670,093	47.26	46.30	Railroad logistics

Indirect interest in joint ventures: equity method
MRS Logística S.A.		16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	46,994,971	20.00	20.00	Metallurgical and Equity interests

(*) They are dormant Companies therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and fair value through profit or loss and comprehensive income.

(1)     CSN Gestão de Recursos Financeiros was liquidated on June 13, 2019;

(2)     On February 1, 2019, the Federal Taxpayers' Registry was canceled and, therefore, the settlement process of Aceros Mexico CSN was terminated, however, before third parties and for the purposes of commercial law, the settlement was retroactive to September 18, 2018;

(3)     Company incorporated on August 22, 2019.

(4)     On November 29, 2019, a purchase and sale agreement for share was signed, whereby Companhia Siderúrgica Nacional acquired the entire participation that CKTR Brasil Serviços Ltda held in CBSI - Companhia Brasileira de Serviços de Infraestrutura. As a result, as of the date mentioned, CSN now holds 100% of CBSI's share capital.

(5)     On August 6, 2019 CSN Asia Limited was liquidated;

(6)     On December 31, 2019 and 2018, the Company directly owned 26,611,282 common shares, 2,673,312 preferred shares class A and 34,092,604 preferred shares class B, totaling 36,765,916 preferred shares of MRS Logística S.A.

(7)     On May 10, 2019, 501,789 shares of shareholder FINOR, all class B preferred shares, were transferred to shareholder CSN. On December 31,2019, the Company had 24,168,304 ordinary shares, 501,789 preferred shares Class B (as of December 31,2018 had 24,168,304 ordinary shares and no preferred shares).

·           Exclusive funds

	Equity interests (%)
Exclusive funds	12/31/2019	12/31/2018	Core business
Direct interest: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

In preparing the consolidated financial statements, we have adopted the following consolidation procedures:

·          Transactions between subsidiaries, associates, joint ventures and joint operations

Unrealized gains on transactions with subsidiaries, joint ventures and associates are eliminated to the extent of CSN’s equity interests in the related entity by the consolidation process. Unrealized losses are eliminated in the same manner as unrealized gains, although only to the extent that there are not indications of impairment. The Company eliminates the effect on profit or loss of transactions carried out with joint ventures and, as a result, reclassifies part of the equity in results of joint ventures to financial expenses, cost of sales and income tax and social contribution.

The base date to the financial statements of the subsidiaries and joint ventures is the same as of the Company, and their accounting policies are also in line with the policies adopted by the CSN.

Subsidiaries

Subsidiaries are all entities which financial and operating policies can be conducted by the Company and when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to use its power to affect its returns.  The existence and effect of potential voting rights that are actually exercisable or convertible are taken into consideration when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date when the control is transferred to the Company and are deconsolidated from the date when such control ceases.

Joint ventures and joint operations

Joint arrangements are all entities over which the Company has joint control with one or more other parties. The investments in joint arrangements are classified as joint operations or joint ventures depending on the contractual rights and obligations of each investor.

Joint operations are accounted for in the financial statements in order to represent the Company's contractual rights and obligations. Therefore, the assets, liabilities, revenues and expenses related to its interests in joint operations are accounted for individually in the financial statements.

Joint ventures are accounted for under the equity method and are not consolidated.

The Company eliminates the effect on profit or loss of transactions carried out with joint ventures and, as a result, eliminates part of the equity in results of joint ventures to financial expenses, cost of sales, net sales and income tax and social contribution.

Associates

Associates are all entities over which the Company has significant influence but not control, generally through a shareholding percentage from 20% up to 50% of the voting rights. Investments in associates are accounted for under the equity method and are initially recognized at cost.

·          Transactions and non-controlling interests

The Company treats transactions with non-controlling interests as transactions with owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of subsidiary net assets is recorded in shareholders' equity. Gains and losses on disposals to non-controlling interests are also recognized directly in shareholders' equity.

When the Company no longer holds control, any retained interest in the entity is remeasured to its fair value, with the change in the carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest in an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Company had disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

2.c) Foreign currencies

i.       Functional and presentation currency

Items included in the financial statements are related to each one of the Company's subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (“functional currency”). The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional currency and the Group’s presentation currency.

ii.      Transactions and balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at exchange rates in effect as of December 31, 2019 related to monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

According to IAS 21 and IFRIC 22 – foreign currency transactions and advance consideration, the transactions in which the Company recognizes a non-monetary asset or non-monetary liability involving prepayments or receipts in foreign currency are recorded at the exchange rate of the date the entity initially recognized (transaction date) the non-monetary asset or non-current liability monetary.

The balances of assets and liabilities are translated by exchange rates prevailing at the end of the reporting period. As of December 31, 2019, US$1 is equal to R$4.0307 (R$3.8748 at December 31, 2018) and €1 is equal to R$4.5305 (R$4.4390 at December 31, 2018), according to the rates obtained from Central Bank of Brazil website.

All other foreign exchange gains and losses, including foreign exchange gains and losses related to borrowings and cash and cash equivalents, are presented in the income statement as financial income or expenses.

iii.     Group companies

The results and financial position of all the Group’s entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

·         The assets and liabilities of each balance sheet presented are translated by exchange rate at the end of the reporting period;

·         The income and expenses of each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates at the transaction dates, in which case income and expenses are translated at the rate in effect at the transaction dates);

·         All resulting exchange differences are recognized as a separate component in other comprehensive income; and

·         Gains and losses accumulated in shareholders' equity are included in the income statement when the foreign operation is partially disposed or sold.

2.d) Cash and cash equivalents

Cash and cash equivalents include cash on hand, in bank accounts and other short-term highly liquid investments redeemable within 90 days from the end of the reporting period, readily convertible into a known amount of cash and subject to an insignificant risk of change in value. Bank certificates of deposit and government securities that do not meet the above criteria are not considered cash equivalents and are classified as financial investments, according to note 4.

2.e) Trade receivables

Trade receivables are initially recognized at fair value, including the related taxes and expenses, being foreign currency-denominated trade receivables are adjusted at the exchange rate in effect at the end of the reporting period.

With the adoption of the new IFRS 9 - Financial instruments, the Company started to apply the new model of expected losses, where it considers all possible loss events over the life of its receivables. These expected credit losses are estimated according to the loss rate by maturity range adopted by the Company since the initial (recognition) date of the asset.

The Company considers customer history, default rate, financial situation and the position of its legal advisors to estimate the expected credit losses.

2.f) Inventories

Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average cost method on the acquisition of raw materials. The costs of finished goods and work in process comprise raw materials, labor and other direct costs (based on the normal production capacity). Net realizable value represents the estimated selling price in the normal course of business, less estimated costs of completion and costs necessary to make the sale.  The allowance for estimated losses on slow-moving or obsolete inventories are recognized when considered necessary.

Stockpiled ore inventories are accounted for as processed when removed from the mine. The cost of finished goods comprises all direct costs necessary to transform stockpiled inventories into finished goods.

2.g) Investments

Investments in subsidiaries, joint ventures and associates are accounted for under the equity method of accounting and are initially recognized at cost. The gains or losses are recognized in profit or loss as operating income (or expenses). In the case of foreign exchange differences arising on translating foreign investments that have a functional currency different from the Company’s, changes in investments due exclusively to foreign exchange differences, as well as adjustments to pension plans and investments that impact the subsidiaries’ shareholders' equity, are recognized in line item “Cumulative translation adjustments”, in the Company’s shareholders' equity, and are only recognized in profit or loss when the investment is disposed or written off due to impairment loss. Other investments are recognized at cost or fair value.

When necessary, the accounting policies of subsidiaries, joint ventures and associates are changed to ensure consistency with the policies adopted by the Company.

2.h) Investment Property

The Company's investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is the acquisition or construction cost less accumulated depreciation and impairment, when applicable. Accumulated depreciation is calculated by linear method based on the estimated useful life of the properties subject to depreciation, see note 8.g. Land is not depreciated as they have an indefinite useful life.

2.i) Business combination

The acquisition method is used to account for on each business combination conducted by the Company. The consideration transferred by acquiring an entity is measured by the fair value of the assets transferred, liabilities incurred, and equity instruments issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement, where applicable. Acquisition-related costs are recognized in profit or loss for the year, as incurred. Identifiable assets acquired, and liabilities assumed in a business combination are initially measured at their fair values at the acquisition date.

2.j) Property, plant and equipment

Property, plant and equipment are carried at cost of acquisition, formation or construction, less accumulated depreciation or depletion and any impairment loss. Depreciation is calculated under the straight-line method based on the remaining economic useful economic lives of assets, as mentioned in note 9. The depletion of mines is calculated based on the quantity of ore mined. Land is not depreciated since their useful life is considered indefinite. However, if the tangible assets are mine-specific, that is, used in the mining activity, they are depreciated over the shorter between the normal useful lives of such assets and the useful life of the mine. The Company recognizes in the carrying amount of property, plant and equipment the cost of replacement, and consequently reducing the carrying amount of the part that is replaced if it is probable that future economic benefits embodied therein will revert to the Company, and if the cost of the asset can be reliably measured. All other disbursements are expensed as incurred. Borrowing costs related to funds obtained for construction in progress are capitalized until these projects are completed.

If some components of property, plant and equipment have different useful lives, these components are accounted for in separate line items of property, plant and equipment.

Gains and losses on disposal are determined by comparing the sale value less the residual value and are recognized in ‘Other operating income (expenses)’.

Exploration expenditures are recognized as expenses until the viability of mining activities is established; after this period the subsequent development costs are capitalized. Exploration and valuation expenditures include:

·         Research and analysis of historical data related to area exploration;

·         Topographic, geological, geochemical and geophysical studies;

·         Determine the mineral asset’s volume and quality/grade;

·         Examine and test the extraction processes and methods;

·         Topographic surveys of transportation and infrastructure needs;

·         Market and financial studies;

The development costs from new mineral deposits or from capacity expansion in mine operations are capitalized and amortized using the produced (extracted) units’ method based on the probable and proven ore quantities.

The development stage includes:

·         Drillings to define the ore body;

·         Access and draining plans;

·         Advance removal of overburden (top soil and waste material removed prior to initial mining of the ore body) and waste material (non-economic material that is intermingled with the ore body).

Stripping costs (the costs associated with the removal of overburden and other waste materials) incurred during the development of a mine, before production commences, they are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

Stripping costs in the production phase are included in the cost of the inventory produced, except when a specific extraction campaign is made to access deeper deposits where ore body is located. In these cases, costs are capitalized and taken to noncurrent assets when the mineral ore deposit is extracted and are amortized over the useful life of the ore body.

The Company holds spare parts that will be used to replace parts of property, plant and equipment and that used to increase the asset’s useful life when it exceeds 12 months. These spare parts are classified in property, plant and equipment and not in inventories.

2.k) Leases

As of January 1, 2019, IFRS 16 was adopted by the Company.

When entering into a contract, the Company assesses whether the contract is, or contains, a lease. The lease is characterized by a lease or transmission of the right of use for a fixed period in exchange for monthly payments. A leased asset must be clearly specified.

The Company determines in the initial recognition, the lease term or non-cancellable term, which will be used in the measurement of the right-to-use assets and lease liabilities. The lease term will be reassessed by the Company when a significant event or significant change occurs in the circumstances that are in the control of the lessee and affect the non-cancellable term. The Company adopts exemption from recognition, as provided for in the standard, for the lessee contracts with terms of less than 12 (twelve) months, or whose underlying asset object of the contract is of low value.

On the start date, the Company recognizes the right to use asset and the lease liability at present value. The asset right of use must be measured at cost. The cost includes the lease liability, initial costs, advance payments, estimated costs to dismantle, remove or restore. The lease liability is measured on the start date by the Company at the present value of the lease payments that are made on that date. The payments are discounted at the interest rate implicit in the lease, or if the rate cannot be determined, an incremental borrowing rate will be used on the Company's loan.

For contracts that the Company determines the business rate, it is understood that this rate is the rate implied in terms and which is applied to discount the flow of future payments. In contracts with no rate definition, the Company applied the incremental borrowing rate, obtaining it through consultations with banks where it has a relationship, adjusted for the expected inflation for the coming years.

For the subsequent measurement, it is used the cost method to the right-of-use assets and for depreciation as determined in IAS 16 - Property, Plant and Equipment. However, for the purpose of depreciation, the Company determines the use of the straight-line method based on the remaining useful life of the assets or the term of the contract, whichever is shorter.

The effects of PIS and COFINS recoverable generated after the effective payment of the obligations will be recorded as a reduction of depreciation expenses for the right to use and financial expenses recognized monthly.

IAS 36 - Impairment of Assets will also be applied in order to determine whether the right-of-use asset has impairment indicators and to account for any impairment loss identified.

2.l) Intangible assets

Intangible assets comprise assets acquired from third parties, including through business combinations.

These assets are recognized at cost of acquisition or formation, less amortization calculated on a straight-line basis on the exploration or recovery periods estimated.

Mineral rights acquired are classified as rights and licenses in intangible assets.

Intangible assets with indefinite useful lives and goodwill based on expected future profitability are not amortized.

·       Goodwill

Goodwill represents the positive difference between the amount paid and/or payable for the acquisition of a business and the net fair values of the acquiree´s assets and liabilities. Goodwill on acquisitions from business combinations is recognized as intangible assets in the consolidated financial statements. The negative goodwill on purchase is recognized as a gain in the statement of income at the acquisition date. Goodwill is annually tested for impairment or at any time when circumstances indicate a possible loss. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of a Cash-Generating Unit (CGU) include the carrying amount of goodwill related to the CGU sold.

Goodwill is allocated to CGUs for impairment testing purposes. The allocation is made to CGUs or group of CGUs that are expected to benefit from the business combination in which the goodwill arose, and if that unit is not greater than the operating segment.

·       Software

Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use. These costs are amortized on a straight-line basis over the estimated useful lives in up to 10 years.

2.m) Impairment of non-financial assets

Assets with infinite useful lives, such as goodwill, are not subject to amortization and are annually tested for impairment. Assets subject to amortization and/or depreciation, such as property, plant and equipment, are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment loss is recognized at the amount at which the carrying amount of the asset exceeds its recoverable amount. The recoverable amount is the higher of the fair value of an asset less costs to sell and its value in use. For impairment testing purposes, assets are grouped at their lowest levels for which there are separately identifiable cash flows (Cash Generating Units, or CGUs). Non-financial assets, except for goodwill, which have suffered impairment, are subsequently reviewed for possible reversal of the impairment at the reporting date.

2.n) Employee benefits

i.     Employee benefits

Defined contribution plans

A defined contribution plan is as a post-employment benefit plan whereby an entity pays fixed contributions to a separate entity (pension fund) and will not have any legal or constructive obligation to pay additional amounts. Obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in the periods during which services are provided by employees. Contributions paid in advance are recognized for an asset since it is agreed that either cash reimbursement or future reduction on payables will flow back to CSN. Contributions to a defined contribution plan that is expected to mature twelve (12) months after the end of the period in which the employee provides services are discounted to their present values.

Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Company’s net obligation regarding defined pension benefit plans is calculated individually for each plan by estimating the value of the future benefit that the employees accrue as return for services provided in the current period and in prior periods; such benefit is discounted to its present value. The discount rate is the yield presented at the end of the reporting period for top line debt securities whose maturity dates approximate the terms and conditions of the Company’s obligations and which are denominated in the same currency as the one in which it is expected that the benefits will be paid. The calculation is made annually by a qualified actuary using the projected unit credit method.  When the calculation results in a benefit for the Company, the asset to be recognized is limited to the total amount of any unrecognized costs of past services and the present value of the economic benefits available in the form of future plan reimbursements or reduction in future contributions to the plan. The present value of economic benefits is calculated taking into account the funding requirements applicable to the Company’s plans. An economic benefit is available to the Company if it is realizable during the life of the plan or upon settlement of the plan’s liabilities.

The Company and some of its subsidiaries offered a postretirement healthcare benefit to its employees. The right to these benefits is usually contingent to their remaining in employment until the retirement age and the completion of the minimum length of service. The expected costs of these benefits are accumulated during the employment period and are calculated using the same accounting method used for defined benefit pension plans. These obligations are annually valued by qualified independent actuaries.

When the benefits of a plan are increased, the portion of the increased benefit related to past services of employees is recognized in profit or loss until the benefits become vested. When benefits became vesting rights, expenses are immediately recognized in profit or loss.

The Company recognizes all actuarial gains or losses resulting from defined benefit plans immediately in other comprehensive income. If the plan is extinguished, actuarial gains and losses are recognized in profit or loss.

ii.    Profit sharing and bonus

Employee profit sharing and executives’ variable compensation are linked to the achievement of operating and financial targets. The Company recognizes a liability and an expense substantially allocated to production cost and, where applicable, to general and administrative expenses when such goals are met.

2.o) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation and it has reliable cost estimation.

The amount recognized as a provision is the best value estimation required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, it carrying amount is the present value of those cash flows (when the effect of the time value of money is material). Success fees are accrued to the extent that they make it probable that disbursements will occur. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is probable that reimbursement will be received and that the amount of the receivable can be measured reliably.

2.p) Share capital

Common shares are classified in shareholders' equity.

Incremental costs directly attributable to the issue of new shares or options are shown in shareholders' equity as a deduction to the amount received, net of taxes.

When any Company of the Group buys Company shares (treasury shares), the amount paid, including any directly additional costs (net of income tax), is deducted from shareholders' equity attributable to owners of the Company until the shares are canceled or sold. When these shares are subsequently sold, any amount received, net of any directly attributable additional transaction costs and the related income tax and social contribution effects, is included in shareholders' equity attributable to owners of the Company.

2.q) Revenue recognition

As of January 1, 2018, IFRS 15 was adopted by the Company, all assets are recorded according to the respective practice.

Operating revenue from the sale of goods in the normal course of business is measured at the fair value of the consideration that the entity expects to receive in exchange for the delivery of the good or service promised to the client.

Revenue recognition occurs when or as the entity satisfies a performance obligation by transferring the good or service to the customer, understanding that performance obligation is an enforceable promise in a contract with a customer for the transfer of a good / service or a series of goods or services.

The transfer is considered effected when or as the customer obtains control of that asset.

If it is probable that discounts will be granted and the value thereof can be reliably measured, then the discount is recognized as a reduction of the operating revenue as sales are recognized.

Freight export services under the CFR (Cost and Freight) and CIF (Cost, Insurance and Freight) modalities, where the Company is responsible for the freight service, are considered separate services and therefore a separate obligation, with their allocation apart of the price of the transaction and with recognition of the service over time. Such revenue allocated to freight does not significantly affect the results of the Company's fiscal year and, therefore, it is not presented separately in the financial statements. For other services rendered, revenue is recognized based on its realization.

2.r) Financial income and financial expenses

Financial income includes interest income from funds invested, dividend income not accounted for under the equity method, changes in the fair value of financial assets measured at fair value through profit or loss, and gains on derivative instruments that are recognized in profit or loss. Interest income is recognized in profit or loss under the effective interest method. Dividend income is recognized in profit or loss when the Company’s right to receive payment has been established. Distributions received from investees accounted for under the equity method reduce the investment value.

Financial expenses comprise interest expenses on borrowings, dividends on preferred shares classified as liabilities, losses on the fair value of financial instruments measured at fair value through profit or loss, impairment losses recognized in financial assets, and losses on derivative instruments that are recognized in profit or loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are measured through profit or loss under the effective interest method.

Foreign exchange gains and losses are reported on a net basis.

2.s) Income tax and social contribution

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable profit. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in shareholders' equity.

Current tax is the expected tax payable or receivable on taxable profit or loss for the year at tax rates that have been enacted by the end of the reporting period and any adjustment to taxes payable in relation to prior years.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax is not recognized for the following temporary differences: initial recognition of assets and liabilities in a transaction that is not a business combination and does not affect either the accounting or taxable profit or loss, and differences associated with investments in subsidiaries and joint ventures when it is probable that they will not reverse in the foreseeable future.

Moreover, a deferred tax liability is not recognized for taxable temporary differences resulting from the initial recognition of goodwill. The deferred tax is measured at the rates that are expected to be applied on temporary differences when they reverse, based on the laws enacted by the end of the reporting period.

Current income tax and social contribution are carried at their net amounts by the taxpayer, in liabilities when there are amounts payable or in assets when prepaid amounts exceed the total amount due at the end of the reporting period.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority on the same entity subject to taxation.

A deferred income tax and social contribution asset is recognized for all tax losses, tax credits, and deductible temporary differences to the extent that it is probable that taxable profits will be available against which those tax losses, tax credits, and deductible temporary differences can be utilized. Annually, the Company reviews and verifies the existence of future taxable income and a provision for loss is recognized when the realization of these credits is not likely.

2.t) Earnings/(Loss) per share

Basic earnings/loss per share are calculated by means of the profit/loss for the year attributable to owners of the Group and the weighted average number of common shares outstanding in the related period. Diluted earnings/loss per share are calculated by means of the average number of shares outstanding, adjusted by instruments potentially convertible into shares, with diluting effect, in the reported periods. The Group does not have any instruments potentially convertible into shares and, accordingly, diluted earnings/loss per share are equal to basic earnings/loss per share.

2.u) Environmental and restoration costs

The Company recognizes a provision for the recovery costs and fines when a loss is probable and the amounts of the related costs can be reliably measured. Generally, the period when the provision for recovery is recognized coincides with the end of a feasibility study or the commitment to adopt a formal action plan.

Expenses related to compliance with environmental regulations are charged to profit or loss or capitalized, as appropriate. Capitalization is considered appropriate when the expenses refer to items that will continue to benefit the Group and that are basically related to the acquisition and installation of equipment to control and/or prevent pollution.

Asset retirement obligation (A.R.O) asset retirement obligations consist of cost estimates by deactivation, demobilization or restoration of areas at the end of exploration and resource extraction activities minerals. The initial measurement is recognized as a liability discounted to present value and, subsequently, by the increase expenditure over time. The asset deactivation cost equivalent to the initial liability is capitalized as part of the book value of the asset being depreciated over the useful life of the asset.

2.v) Research and development

Research expenditures are recognized as expenses when incurred. Expenditures on project developments (related to the design and testing stages of new or improved products) are recognized as intangible assets when it is probable that projects will be successful, based on their commercial and technological feasibility, and only when the cost can be reliably measured. When capitalized, development expenditures are amortized from the start of a product commercial production, on a straight-line basis and over the period of the expected benefit.

2.w) Financial instruments

As of January 1, 2018, IFRS 9 was adopted by the Company, all assets and liabilities are recorded according to the respective practice.

i)    Financial assets

Assets are classified according to the definition of the business plan adopted by the Company and the characteristics of the cash flow of the financial asset.

·         Recognition and measurement

The Company classifies, at initial recognition, its financial assets into three categories: i) assets measured at amortized cost ii) fair value through profit or loss and iii) fair value through other comprehensive income.

·         Amortized cost

Assets measured at amortized cost must be measured if both of the following conditions are met: i) the financial asset is maintained within the business plan whose objective is to maintain financial assets for the purpose of receiving contractual cash flows ii) the contractual terms of the financial asset give rise, on specific dates, to cash flows that exclusively constitute payments of principal and interest on the principal amount outstanding, the Company shall recognize its interest income, exchange gains and losses and impairment directly in the income statement

·         Fair value through profit or loss

Financial assets should be measured at fair value through profit or loss only if they are not measured as assets measured at amortized cost or fair value through other comprehensive income.

·         Fair value through other comprehensive income.

Financial assets shall be measured at fair value through comprehensive income only when the following conditions are met: i) the financial asset is maintained within a business plan whose objective is achieved by the receipt of contractual cash flow and by the sale of financial assets, ii) the contractual terms of the financial asset give rise, in specific dates and interest on the value of the outstanding principal.

The assets measured at fair value through other comprehensive income are classified into two categories: i) debt instruments in which the interest income calculated using the effective interest method, the foreign exchange gains and losses and the impairment are recognized in the statement of income. Other net income is recognized directly in the Company's equity, in "other comprehensive income". In derecognition of the asset, the accumulated result in other comprehensive income is reclassified to income, and ii) equity instrument in which these assets are measured subsequent to the fair value. The dividends are recognized as a gain in profit or loss, unless the dividend represents a clear recovery of part of the cost of the investment. Other net income is recognized directly in the Company's equity in "other comprehensive income" and is never reclassified to income.

The fair values of publicly quoted investments are based on current purchase prices. If the market for a financial asset (and for instruments not listed on a stock exchange) is not active, the Company establishes the fair value by using valuation techniques. These techniques include the use of recent transactions contracted with third parties, reference to other instruments that are substantially similar, analysis of discounted cash flows, and option pricing models that make maximum use of market inputs and relies as little as possible on entity-specific inputs.

Regular purchases and sales of financial assets are recognized at the trading date on which the Company undertakes to buy or sell the asset.

·         Derecognition of financial assets

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred, in the latter case, provided that the Company has transferred significantly all risks and rewards of ownership.

If the company holds substantially all the risks and rewards of ownership of the financial asset, it must continue to recognize the financial asset.

ii)      Financial liabilities

Financial liabilities are classified under the following categories: financial liability at amortized cost, fair value through profit or loss. Management determines the classification of its financial liabilities at the time of initial recognition.

·  Financial liabilities measured at amortized cost

The Company shall classify all its financial liabilities as amortized cost, except financial liabilities classified at fair value through profit or loss, derivative liabilities and collateral agreement.

Other financial liabilities are measured at amortized cost using the effective interest method. The interest expenses, gains and losses are recognized in the income statement.

The Company holds the following non-derivative financial liabilities: borrowings, financing, dividends, leases, forfeit, debentures and trade payables.

·   Financial liabilities at fair value through profit or loss

Financial liabilities classified in category fair value through profit or loss are financial liabilities held for trading or those designated at the time of initial recognition.

Derivatives are also classified as trading securities, and thereby are classified so, unless they have been designated as effective hedging instruments.

Gains and losses on financial liabilities classified at fair value through profit or loss are recognized in profit or loss

·  Derecognition of financial liabilities

Financial liabilities are written off only when they are extinguished, that is, when the obligation specified in the agreement is settled, canceled or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

iii)     Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to set off the recognized amounts as well as the intention to either settle them on a net basis or to realize the asset and settle the liability simultaneously.

iv) Derivative instruments and hedging activities

·                Derivatives measured at fair value through profit or loss

Derivatives are initially recognized at fair value on the date when a derivative contract is entered, thereafter they are subsequently measured at their fair value and any changes are recognized as “Financial income (expenses)” in the income statement.

·  Cash flow Hedge

The Company adopts hedge accounting and designates certain financial liabilities as a hedging instrument of a foreign exchange risk associated to the cash flows from forecast, highly probable exports (cash flow hedges).

At the inception of the transaction, the Company documents the relationships between the hedging instruments and the hedged items, as well as its risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at the inception of the hedge and on an ongoing basis, of whether the hedging transactions are highly effective in offsetting changes in the cash flows of the hedged items.

The effective portion of the changes in the fair value of financial liabilities designated and qualifying as cash flow hedge is recognized on equity, in line item "Hedge accounting”. Any gain or loss related to the ineffective portion is recognized immediately in other operational income/ expenses, if applicable.

The amounts accumulated in equity are realized in operational result in the periods when the forecast exports affect the result.

When a hedging instrument expires, is settled in advance or the hedging relationship no longer meets the hedge accounting criteria, or even when Management decides to discontinue hedge accounting, all cumulative gains or losses recorded in equity at the time remain recognized in equity and, from that moment, the exchange variations are recorded in the financial income/expenses. When the forecast transaction is completed, the gain or loss is reclassified to operational result. When a forecast transaction is no longer expected to take place, the cumulative gain or loss previously recognized in shareholders’ equity is immediately transferred to the income statement, in line item “Other operating”.

The movements of the hedge amounts denominated as export cash flow hedges are shown in note 12 – Financial Instruments.

·  Net investment hedge

For net investment hedge, the Company designates part of its financial liabilities as hedging instruments of its overseas investments with functional currencies other than the Group’s functional currency, according to IAS39. Such relationship occurs since the financial liabilities are related to the investments in the amounts required for the effective relationship.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values of the hedged item.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as a net investment hedge is recognized in equity in line item “Hedge Accounting”. The gain or loss relating to the ineffective portion is recognized in other operating, when applicable. If at some point of the hedging relationship the balance of the debt is higher than the balance of the investment, the exchange variation on the excess debt will be reclassified to the statement of profit or loss as other operating income / expenses (ineffectiveness of the hedge).

The amounts accumulated in equity will be realized in the statement of profit or loss upon disposal or partial disposal of the foreign operation.

The changes in the amounts of hedge denominated as Net investment hedge are shown in note 12 – Financial Instruments.

2.x) Segment information

An operating segment is a component of the Group committed to the business activities from which it can obtain revenues and incur expenses, including revenues and expenses related to transactions with any other components of the Group.  All the operating results of operating segments are reviewed regularly by the Executive Officers of CSN to enable decisions regarding resources to be allocated to the segment and assessment of its performance. The Company maintains distinct financial information for the distinct segments.

2.y) Government grants

Government grants are recognized when there is reasonable assurance that:

- the Company will comply to the conditions attaching to them;

- assurance that the grants will be received.

Government grants will be recognized as revenue on a systematic basis over the periods in which the Company recognizes  the related costs that the grants are intended to compensate.

The Company has state tax incentives in the South, North and Northeast regions, which are recognized in profit or loss as a reduction of the corresponding costs, expenses and taxes.

2.z) Noncurrent assets held for sale and discontinued operations

Noncurrent assets and groups of assets are classified as held for sale if their carrying amount is recovered mainly through a sale transaction and not through continued use.

The criteria for classification of items held for sale are considered to be met only when the sale is highly probable and the asset or group of assets is available for immediate sale.

Assets and liabilities classified as held for sale are presented separately as current items in the balance sheet.

Classification as a discontinued operation occurs through disposal, or when the transaction meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Group business which comprises operations and cash flows that may be clearly distinct from the rest of the Group and represent a separate business line or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the total income after income tax of these operations, less any impairment loss.

2.a.a) New standard and interpretation not yet adopted

The following standard and interpretation has been issued and will be mandatory for subsequent accounting periods, that is, as of January 1, 2020 and 2021 and were not early adopted by the Group for the year ended December 31, 2019:

Standard	Main items introduced by the standard	Effective date
The Conceptual framework for financial reporting	Review of the Conceptual Framework by establishing a comprehensive set of concepts for guidance on financial performance reporting; better definitions and guidelines, highlighting the definition of a liability; and clarification in relevant areas.	January 1, 2020

The Conceptual Framework for Financial Reporting

The Conceptual Framework for Financial Reporting defines the fundamental concepts to financial reporting that guide regulatory bodies in developing their standards accounting.

The proposed changes aim to bring accounting information and better understanding of the scope of application of the standard. The Company estimates that it will not have significant impacts by the revision of Conceptual Framework for Financial Reporting, since the concepts established by the standard are already applied.

2.a.b) New standard and interpretation already adopted

The following standards and interpretations have been issued and were applied by the Company as of January 1, 2019:

Standard	Main items introduced by the standard	Effective date
IFRS16 – Leases

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. Optional exemptions are available for short-term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases.

IFRS 16 replaces existing lease standards, including IAS 17 - Leasing operations and IFRIC 4, SIC 5 and SIC 27 - Complementary aspects of leasing operations

January 1, 2019
IFRIC 23 – Uncertainty over Income Tax Treatments	Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements IAS 12 – Income Tax, to clarify how to reflect the effects of uncertainty over income tax treatments.	January 1, 2019

The effects of IFRS 16 are further detailed in Note 13.

IFRIC 23 did not bring any impact in the Company’s financial statements as of and for the year ended December 31, 2019.